Details of Certain Consolidated Balance Sheet Captions (Accounts Receivable, net) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Trade receivables		$ 1,028,316	$ 811,311
Other receivables		52,284	46,887
Less: allowance for doubtful accounts	(19,174)	(20,351)	(18,632)
Accounts receivable, net	$ 1,057,642	$ 1,060,249	$ 839,566